Borrowings (Details) $ in Thousands	4 Months Ended		5 Months Ended			6 Months Ended			7 Months Ended	8 Months Ended		9 Months Ended	10 Months Ended		11 Months Ended	12 Months Ended
	May 08, 2019 USD ($)	Apr. 15, 2019 USD ($)	May 31, 2019 USD ($)	Jun. 01, 2018 USD ($)	May 18, 2018 USD ($)	Jul. 02, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 28, 2017 USD ($)	Jul. 18, 2017 USD ($)	Aug. 31, 2019 USD ($)	Aug. 30, 2018 USD ($)	Oct. 10, 2019 USD ($)	Oct. 31, 2019 USD ($)	Nov. 03, 2017 USD ($)	Dec. 13, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Long- term debt																$ 489,028	$ 507,485	$ 493,463
Term Loan B facility
Debt Instrument [Line Items]
Issuance date																Jun. 30, 2013
Debt amount																$ 250,000
Write-off of deferred financing fees												$ 1,973
Write-off of deferred debt unamortized discount												4,101
Repayment of debt			$ 73,478							$ 85,500		253,800
Description of assets pledged as collateral																	Four drybulk vessels were released from security of the Term Loan B Facility and in exchange, five drybulk vessels and $2,000 in cash substituted the released vessels, as collateral to the Term Loan B Facility.
Cash Collateral for Borrowed Securities																	$ 2,000
Number of vessels released as collateral			5							5
Term Loan B Credit Facility Addition
Debt Instrument [Line Items]
Debt amount																$ 189,500
New Term Loan B Credit Facility
Debt Instrument [Line Items]
Issuance date																Mar. 14, 2017
Debt amount																$ 405,000
Interest rate description																LIBOR plus 500 bps
Interest rate percentage																5.00%
Repayment frequency																quarterly
Write-off of deferred financing fees																$ 1,880
Write-off of deferred debt unamortized discount																$ 1,275
Repayment interest rate percentage																1.25%
Maturity Date																Sep. 14, 2020
New Term Loan B credit facility addition
Debt Instrument [Line Items]
Issuance date																Aug. 10, 2017
Debt amount																$ 53,000
Description of terms of credit facility																The add-on to the Term Loan B Facility bore the same terms as the Term Loan B Facility. Navios Partners used the net proceeds to partially finance the acquisition of three vessels.
BNP Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date																Jun. 26, 2017
Credit facility, maximum borrowing capacity																$ 32,000
Number of loan tranches																2
Interest rate description																LIBOR plus 300 bps
Interest rate percentage																3.00%
Outstanding balance																$ 10,791
Repayment frequency																quarterly
Repayment installments																7
Repayment amount																$ 569
Balloon payment on the last repayment date																$ 6,808
Maturity Date																Sep. 30, 2021
Number of vessels refinanced																2
BNP Credit Facility | Tranche A
Debt Instrument [Line Items]
Amount drawn down								$ 17,000
Write-off of deferred financing fees															$ 117
Repayment of debt															15,070
BNP Credit Facility | Tranche B
Debt Instrument [Line Items]
Amount drawn down									$ 15,000
DVB Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date																Jun. 28, 2017
Credit facility, maximum borrowing capacity																$ 39,000
Number of loan tranches																4
Amount drawn down							$ 7,000							$ 32,000
Write-off of deferred financing fees		$ 94				$ 209
Repayment of debt		12,250				$ 20,200
DVB Credit Facility | Tranche A
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity																$ 32,000
DVB Credit Facility | Tranche B
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity																$ 7,000
DVB $44m credit facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date																Jul. 31, 2018
Credit facility, maximum borrowing capacity																$ 44,000
Number of loan tranches																2
Interest rate description																LIBOR plus 290 bps
Interest rate percentage																2.90%
Outstanding balance																$ 40,013
Repayment frequency																quarterly
Repayment installments																15
Repayment amount																$ 798
Balloon payment on the last repayment date																$ 28,050
Maturity Date																Sep. 30, 2023
DVB $44m credit facility | Tranche A
Debt Instrument [Line Items]
Amount drawn down											$ 17,500
DVB $44m credit facility | Tranche B
Debt Instrument [Line Items]
Amount drawn down											$ 26,500
DVB $66m credit facility
Debt Instrument [Line Items]
Issuance date																Feb. 12, 2019
Credit facility, maximum borrowing capacity																$ 66,000
Number of loan tranches																4
Interest rate description																LIBOR plus 260 bps
Interest rate percentage																2.60%
Outstanding balance																$ 58,767
Balloon payment on the last repayment date																$ 23,001
Maturity Date																Mar. 31, 2024
Number of vessels refinanced																3
DVB $66m credit facility | Tranche A
Debt Instrument [Line Items]
Amount drawn down		15,675
DVB $66m credit facility | Tranche B
Debt Instrument [Line Items]
Amount drawn down		$ 15,675
DVB $66m credit facility | Tranche C
Debt Instrument [Line Items]
Amount drawn down												14,820
DVB $66m credit facility | Tranche D
Debt Instrument [Line Items]
Amount drawn down												14,820
DVB $66m credit facility | First 6 installments
Debt Instrument [Line Items]
Repayment frequency																quarterly
Repayment installments																6
Repayment amount																$ 2,243
DVB $66m credit facility | Next 12 installments
Debt Instrument [Line Items]
Repayment frequency																quarterly
Repayment installments																12
Repayment amount																$ 1,859
Nordea Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date																Mar. 26, 2018
Credit facility, maximum borrowing capacity																$ 14,300
Number of loan tranches																2
Interest rate description																LIBOR plus 300 bps
Interest rate percentage																3.00%
Outstanding balance																$ 5,362
Repayment frequency																quarterly
Repayment installments																14
Repayment amount																$ 298
Balloon payment on the last repayment date																$ 1,190
Maturity Date																Jun. 30, 2023
Nordea Credit Facility | Tranche A
Debt Instrument [Line Items]
Amount drawn down					$ 7,150
Nordea Credit Facility | Tranche B
Debt Instrument [Line Items]
Amount drawn down				$ 7,150
Write-off of deferred financing fees															95
Repayment of debt															$ 6,554
NIBC Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date																Dec. 28, 2018
Credit facility, maximum borrowing capacity																$ 28,500
Number of loan tranches																3
Interest rate description																LIBOR plus 275 bps
Interest rate percentage																2.75%
Outstanding balance																$ 24,884
Repayment frequency																quarterly
Repayment installments																16
Repayment amount																$ 751
Balloon payment on the last repayment date																$ 12,862
Maturity Date																Dec. 31, 2023
Number of vessels refinanced																3
NIBC Credit Facility | Tranche A
Debt Instrument [Line Items]
Amount drawn down	$ 11,915
NIBC Credit Facility | Tranche B
Debt Instrument [Line Items]
Amount drawn down												13,475
NIBC Credit Facility | Tranche C
Debt Instrument [Line Items]
Amount drawn down												13,475
DNB Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date																Apr. 05, 2019
Credit facility, maximum borrowing capacity																$ 40,000
Number of loan tranches																2
Interest rate description																LIBOR plus 275 bps
Interest rate percentage																2.75%
Outstanding balance																$ 34,350
Repayment frequency																quarterly
Repayment installments																18
Repayment amount																$ 955
Balloon payment on the last repayment date																$ 17,160
Amount drawn down												34,350
Maturity Date																Jun. 30, 2024
Number of vessels refinanced																2
HCOB Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date																Sep. 26, 2019
Credit facility, maximum borrowing capacity																$ 140,000
Interest rate description																LIBOR plus 320 bps
Interest rate percentage																3.20%
Outstanding balance																$ 140,000
Repayment frequency																quarterly
Repayment installments																8
Repayment amount																$ 5,375
Balloon payment on the last repayment date																$ 97,000
Amount drawn down												$ 140,000
Maturity Date																Sep. 30, 2021
HCOB Credit Facility | Drybulk vessels
Debt Instrument [Line Items]
Number of vessels refinanced																8
HCOB Credit Facility | Containerships
Debt Instrument [Line Items]
Number of vessels refinanced																5
CACIB Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date																Jul. 04, 2019
Credit facility, maximum borrowing capacity																$ 52,800
Number of loan tranches																4
Interest rate description																LIBOR plus 275 bps
Interest rate percentage																2.75%
Outstanding balance																$ 49,650
Repayment frequency																six-month
Repayment installments																11
Repayment amount																$ 3,150
Balloon payment on the last repayment date																$ 15,000
Maturity Date																Jun. 30, 2025
CACIB Credit Facility | Tranche A
Debt Instrument [Line Items]
Amount drawn down										$ 36,516
CACIB Credit Facility | Tranche B
Debt Instrument [Line Items]
Amount drawn down										36,516
CACIB Credit Facility | Tranche C
Debt Instrument [Line Items]
Amount drawn down										$ 36,516
CACIB Credit Facility | Tranche D
Debt Instrument [Line Items]
Amount drawn down													$ 16,284
CACIB Credit Facility | Capesize Vessels
Debt Instrument [Line Items]
Number of vessels refinanced																3
CACIB Credit Facility | Panamax Vessels
Debt Instrument [Line Items]
Number of vessels refinanced																1
DORY Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date																Dec. 16, 2019
Credit facility, maximum borrowing capacity																$ 37,000
Outstanding balance																$ 37,000
Repayment frequency																quarterly
Repayment installments																8
Repayment amount																$ 925
Balloon payment on the last repayment date																$ 29,600
Maturity Date																Sep. 30, 2022
DORY Credit Facility | First 12 month period after utilisation date
Debt Instrument [Line Items]
Interest rate description																LIBOR plus 475 bps
Interest rate percentage																4.75%
DORY Credit Facility | Following 12 month period after utilisation date
Debt Instrument [Line Items]
Interest rate description																LIBOR plus 600 bps
Interest rate percentage																6.00%
DORY Credit Facility | Period commencing 24 months after utilisation date
Debt Instrument [Line Items]
Interest rate description																LIBOR plus 700 bps
Interest rate percentage																7.00%
ABN Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date																Dec. 12, 2019
Credit facility, maximum borrowing capacity																$ 23,500
Interest rate description																LIBOR plus 400 bps
Interest rate percentage																4.00%
Outstanding balance																$ 23,500
Repayment frequency																quarterly
Repayment installments																3
Repayment amount																$ 1,000
Balloon payment on the last repayment date																$ 20,000
Maturity Date																Sep. 30, 2020
Navios Europe I | ABN Credit Facility
Debt Instrument [Line Items]
Number of vessels refinanced																5